Share Based Compensation - Share Options Rollforward (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Beginning balance (shares)	5,611,429	5,936,239
Granted (shares)	4,155,375	474,225
Exercised (shares)	(196,069)	(115,194)
Forfeited (shares)	(1,798,280)	(683,841)
Ending balance (shares)	7,772,455	5,611,429	5,936,239
Exercisable (shares)	3,001,834
Vested and expected to vest (shares)	7,772,455
Weighted- Average Exercise Price
Beginning balance (usd per share)	$ 17.19	$ 17.71
Granted (usd per share)	7.11	11.61
Exercised (usd per share)	0.64	4.07
Forfeited (usd per share)	17.12	20.06
Ending balance (usd per share)	12.24	$ 17.19	$ 17.71
Exercisable (usd per share)	17.33
Vested and expected to vest (usd per share)	$ 12.24
Weighted- Average Remaining Contractual Term (Years)
Options outstanding (weighted- average remaining contractual term years)	8 years 3 months 18 days	7 years 11 months 15 days	9 years 7 days
Exercisable (weighted average remaining contractual term years)	7 years 1 month 6 days
Vested and expected to vest (weighted- average remaining contractual term years)	8 years 3 months 18 days
Aggregate Intrinsic Value (in thousands)
Options outstanding (aggregate intrinsic value)	$ 1,007	$ 4,262	$ 11,873
Options exercised (aggregate intrinsic value)	0	$ 0
Options exercisable (aggregate intrinsic value)	1,007
Options vested and expected to vest (aggregate intrinsic value)	$ 1,007